Schedule of company's activities and status of the representative's warrants (Details) - $ / shares		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Equity [Abstract]
Outstanding balance at beginning	[1]	62,500
Weighted Average Exercise Price, beginning		$ 4.00
Number of warrants issued	[1]		62,500
Weighted Average Exercise Price, issued			$ 4.00
Weighted Average Remaining Term (in years)		3 years 3 months 18 days	4 years 3 months 18 days	4 years 6 months
Number of warrants exercised	[1]
Weighted Average Exercise Price, Exercised
Number of warrants forfeited or expired	[1]
Weighted Average Exercise Price, Forfeited or expired
Outstanding balance at ending	[1]	62,500	62,500
Weighted Average Exercise Price, ending		$ 4.00	$ 4.00

[1]	Each warrant entitles the holder to purchase 1 ordinary share (0.003 Class A ordinary share, after taking into consideration of the share consolidation and re-designation of share capital mentioned in this note to the consolidated financial statements) of the Company.